Financial risk management (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Beginning balance	$ (30,845)	$ (18,210)
Recognized in Other comprehensive income	7,730	(15,627)
Reclassified to the statement of income occurred exports	2,141	2,992
Other comprehensive income (loss)	9,871	(12,635)
Ending balance	$ (20,974)	$ (30,845)